Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of composition of assets, grouped by major classification

	December 31,
	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

Computers and electronic equipment	$1,794	$1,892
Office furniture and equipment	155	155
Vehicles	109	122
Leasehold improvements	22	22
	2,080	2,191
Less - accumulated depreciation and amortization	(1,913)	(2,027)
	$167	$164

Schedule of property and equipment by geographical location
	December 31,
	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

Israel	$60	$76
Romania	94	88
Germany	13	-
Total	$167	$164